Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Gross Amount and Accumulated Impairment Loss of Goodwill

	2016
(in thousands)	Issuer Solutions	Merchant Solutions	Netspend	Consolidated
Gross amount	$96,733	2,144,061	1,034,170	$3,274,964
Accumulated impairment losses	(1,787)	(2,225)	-	(4,012)
Goodwill, net	$94,946	2,141,836	1,034,170	$3,270,952

	2015
	Issuer Solutions	Merchant Solutions	Netspend	Consolidated
Gross amount	$99,877	415,973	1,033,586	$1,549,436
Accumulated impairment losses	(1,787)	(2,225)	-	(4,012)
Goodwill, net	$98,090	413,748	1,033,586	$1,545,424

Changes in Carrying Amount of Goodwill

(in thousands)	Issuer Solutions	Merchant Solutions	Netspend	Consolidated
Balance as of December 31, 2014	$100,690	413,748	1,032,959	$1,547,397
Netspend tax adjustment	-	-	627	627
Currency translation adjustments	(2,600)	-	-	(2,600)
Balance as of December 31, 2015	$98,090	413,748	1,033,586	$1,545,424
Netspend tax adjustment	-	-	584	584
TransFirst acquisition	-	1,728,088	-	1,728,088
Currency translation adjustments	(3,144)	-	-	(3,144)
Balance as of December 31, 2016	$94,946	2,141,836	1,034,170	$3,270,952